Operating Leases and Obligations Related to Finance Leases - Finance Leases Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Finance Leased Assets [Line Items]
Finance Lease, Liability, Payment, Due	$ 297,400	$ 480,900
Finance Lease, Liability, Undiscounted Excess Amount	62,800	$ 120,900
Finance Lease, Liability, Payments, Due Next Twelve Months	8,172
Finance Lease, Liability, to be Paid, Year One	31,937
Finance Lease, Liability, Payments, Due Year Two	31,695
Finance Lease, Liability, Payments, Due Year Three	31,517
Finance Lease, Liability, Payments, Due Year Four	31,209
Finance Lease, Liability, Payments, Due after Year Five	$ 162,852